Fair Value Measurements	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
15. Fair Value Measurements
The Company’s financial instruments measured at fair value on a recurring basis are summarized below:

	September 30, 2023
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$160,025	$—	$160,025
Derivative assets, at fair value (1)	—	3,506	211	3,717
Total Assets	$—	$163,531	$211	$163,742
Derivative liabilities, at fair value (1)	$—	$—	$1,678	$1,678
Warrants and equity related liabilities, at fair value	$577	$950	$—	$1,527
Total Liabilities	$577	$950	$1,678	$3,205

	December 31, 2022
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$248,826	$—	$248,826
Derivative assets, at fair value (1)	—	2,732	316	3,048
Bifurcated derivative, at fair value	—	—	236,603	236,603
Total Assets	$—	$251,558	$236,919	$488,477
Derivative liabilities, at fair value (1)	$—	$—	$1,828	$1,828
Convertible preferred stock warrants (2)	—	—	3,096	3,096
Total Liabilities	$—	$—	$4,924	$4,924
__________________
(1)As of September 30, 2023 and December 31, 2022, derivative assets and liabilities represent both IRLCs and forward sale commitments.
(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.
Specific valuation techniques and inputs used in determining the fair value of each significant class of assets and liabilities are as follows:
Mortgage Loans Held for Sale—The Company originates certain LHFS to be sold to loan purchasers and elected to carry these loans at fair value in accordance with ASC 825. The fair value is primarily based on the price obtained for other mortgage loans with similar characteristics. The changes in fair value of these assets are largely driven by changes in interest rates subsequent to loan funding and receipt of principal payments associated with the relevant LHFS.
Derivative Assets and Liabilities—The Company uses derivatives to manage various financial risks. The fair values of derivative instruments are determined based on quoted prices for similar assets and liabilities, dealer quotes, and internal pricing models that are primarily sensitive to market observable data. The Company utilizes IRLCs and forward sale commitments. The fair value of IRLCs, which are related to mortgage loan commitments, is based on quoted market prices, adjusted by the pull-through factor, and includes the value attributable to the net servicing fee. The Company evaluated the significance and unobservable nature of the pull-through factor and determined that the classification of IRLCs should be Level 3 as of September 30, 2023 and December 31, 2022. Significant changes in the pull-through factor of the IRLCs, in isolation, could result in significant changes in the IRLCs’ fair value measurement. The value of IRLCs also rises and falls with changes in interest rates; for example, entering into interest rate lock commitments at low interest rates followed by an increase in interest rates in the market, will decrease the value of IRLC. The Company had purchases/issuances of approximately $0.1 million and $2.4 million of IRLCs during the three months ended September 30, 2023 and 2022, respectively. The Company had purchases/issuances of approximately $0.6 million and $5.0 million of IRLCs during the nine months ended September 30, 2023 and 2022, respectively.
The number of days from the date of the IRLC to expiration of the rate lock commitment outstanding as of September 30, 2023 was approximately 60 days on average. The Company attempts to match the maturity date of the IRLCs with the forward commitments. Derivatives are presented in the condensed consolidated balance sheets under derivative assets, at fair value and derivative liabilities, at fair value. During the three months ended September 30, 2023, the Company recognized $0.9 million of loss and $5.0 million of gains related to changes in fair value of IRLCs and forward sale commitments, respectively. During the nine months ended September 30, 2023, the Company recognized $0.1 million and $8.4 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. During the three months ended September 30, 2022, the Company recognized $7.0 million of losses and $26.2 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. During the nine months ended September 30, 2022, the Company recognized $14.3 million of losses and $188.6 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. Gains and losses related to changes in the fair value of IRLCs and forward sale commitments are included in mortgage platform revenue, net within the condensed consolidated statements of operations and comprehensive loss. Unrealized activity related to changes in the fair value of forward sale commitments were $1.5 million of gains and $13.2 million of gains, included in the $5.0 million of gains and $26.2 million of gains, during the three months ended September 30, 2023 and 2022, respectively. Unrealized activity related to changes in the fair value of forward sale commitments were $0.8 million of gains and $14.1 million of gains, included in the $8.4 million of gains and $188.6 million of gains, during the nine months ended September 30, 2023 and 2022, respectively. The notional and fair value of derivative financial instruments not designated as hedging instruments were as follows:

(Amounts in thousands)	Notional Value	Derivative Asset	Derivative Liability
Balance as of September 30, 2023
IRLCs	$211,897	$211	$1,678
Forward commitments	$294,000	3,506	—
Total		$3,717	$1,678
Balance as of December 31, 2022
IRLCs	$225,372	$316	$1,828
Forward commitments	$422,000	2,732	—
Total		$3,048	$1,828
Warrant and equity related liabilities—The warrant liability consists of Warrants and the Sponsor-Locked up Shares. The Warrants consist of Public Warrants and Private Warrants. The Public Warrants trade on the Nasdaq Capital Market under the ticker symbol “BETRW” and as such is considered a Level 1 input from an active market to derive the value. The Private Warrants and Sponsor-Locked up Shares, although not publicly traded on an active market, use inputs from the publicly traded Public Warrants and the Company’s publicly traded common stock, respectively, and are further calibrated using unobservable inputs representing Level 2 measurements within the fair value hierarchy.
Convertible Preferred Stock Warrants—The Company issued Former Preferred Stock Warrants to certain investors and to the Lender under its corporate line of credit (see Note 10). The Company obtained a fair value analysis from a third party to assist in determination of the fair value of warrants. The Company used the Black-Scholes-Merton option-pricing model to estimate the fair value of the warrants at the issuance date and as of December 31, 2022, which is based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Significant changes in the unobservable inputs could result in significant changes in the fair value of the convertible preferred stock warrants. The warrant valuation was based on the intrinsic value of the Company’s underlying stock price and included certain assumptions such as risk free rate, volatility rate, and expected term.
Bifurcated Derivative—The Company’s Pre-Closing Bridge Notes included embedded features that were separately accounted for and were marked to fair value at each reporting period with changes included in change in fair value of bifurcated derivative on the consolidated statements of operations and comprehensive loss. The Company obtained a fair value analysis from a third party to assist in determination of the fair value of the bifurcated derivative. In estimating the fair value of the bifurcated derivative, management considered factors management believed were material to the valuation process, including, but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As there was no active market for the Company’s equity, the fair value of the bifurcated derivative was based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Management believed the combination of these factors provided an appropriate estimate of the expected fair value and reflected the best estimate of the fair value of the bifurcated derivative.
As of September 30, 2023 and December 31, 2022, Level 3 instruments include IRLCs, bifurcated derivative and convertible preferred stock warrants. The following table presents the rollforward of Level 3 IRLCs:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Balance at beginning of period	$(514)	$197	$(1,513)	$7,568
Change in fair value of IRLCs	(953)	(6,976)	46	(14,347)
Balance at end of period	$(1,467)	$(6,779)	$(1,467)	$(6,779)
The following table presents the rollforward of Level 3 bifurcated derivative:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Balance at beginning of period	$237,667	$277,777	$236,603	$—
Change in fair value of bifurcated derivative	(237,667)	29,089	(236,603)	306,866
Balance at end of period	$—	$306,866	$—	$306,866
The following table presents the rollforward of Level 3 convertible preferred stock warrants:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Balance at beginning of period	$2,830	$11,586	$3,096	$31,997
Exercises	(2,830)	—	(2,830)	—
Change in fair value of convertible preferred stock warrants	—	(4,202)	(266)	(24,613)
Balance at end of period	$—	$7,384	$—	$7,384
Counterparty agreements for forward sale commitments contain master netting agreements, which contain a legal right to offset amounts due to and from the same counterparty and can be settled on a net basis. The table below presents gross amounts of recognized assets and liabilities subject to master netting agreements.

(Amounts in thousands)	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Net Amounts Presented in the Condensed Consolidated Balance Sheet
Offsetting of Forward Commitments - Assets
Balance as of:
September 30, 2023:	$3,525	$(19)	$3,506
December 31, 2022	$3,263	$(531)	$2,732
Offsetting of Forward Commitments - Liabilities
Balance as of:
September 30, 2023:	$—	$—	$—
December 31, 2022	$—	$—	$—
Significant Unobservable Inputs—The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	September 30, 2023
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	10.27% - 97.49%	85.1%

	December 31, 2022
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	14.66% - 96.57%	79.6%
Bifurcated derivative
Risk free rate	4.69%	4.69%
Expected term (years)	0.75	0.75
Fair value of new preferred or common stock	$10.63 - $19.05	$9.77
Convertible preferred stock warrants
Risk free rate	3.94% - 4.04%	4.00%
Volatility rate	40.4% - 123.8%	65.0%
Expected term (years)	4.24 - 5.74	4.8
Fair value of common stock	$0.00 - $6.60	$1.60
U.S. GAAP requires disclosure of fair value information about financial instruments, whether recognized or not recognized in the condensed consolidated financial statements, for which it is practical to estimate the fair value. In cases where quoted market prices are not available, fair values are based upon the estimation of discount rates to estimated future cash flows using market yields or other valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimates of fair value in both inactive and orderly markets. Accordingly, fair values are not necessarily indicative of the amount the Company could realize on disposition of the financial instruments in a current market exchange. The use of market assumptions or estimation methodologies could have a material effect on the estimated fair value amounts.
The estimated fair value of the Company’s cash and cash equivalents, restricted cash, warehouse lines of credit, and escrow funds and customer deposits approximates their carrying values as these financial instruments are highly liquid or short-term in nature. The following table presents the carrying amounts and estimated fair value of financial instruments that are not recorded at fair value on a recurring or non-recurring basis:

		September 30, 2023		December 31, 2022
(Amounts in thousands)	Fair Value Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short-term investments	Level 1	$29,831	$29,884	$—	$—
Loans held for investment	Level 3	$4,163	$4,649	$—	$—
Post-Closing Convertible Notes	Level 3	$513,001	$252,796	$—	$—
Loan commitment asset	Level 3	$—	$—	$16,119	$54,654
Pre-Closing Bridge Notes	Level 3	$—	$—	$750,000	$269,067
Corporate line of credit	Level 3	$—	$—	$144,403	$145,323
In determining the fair value of the Short term investments, management used observable inputs such as quoted prices in active markets for identical assets. The fair value of loans held for investment is determined by management estimates of the specific credit risk attributes of each pool of loans, in addition to the quoted secondary-market prices which account for the interest rate characteristics of each loan. The corporate line of credit was valued using a Black Derman Toy model which incorporates the option to prepay given the make-whole premium as well as other inputs such as risk-free rates and credit spreads. In determining the fair value of the loan commitment asset and the Pre-Closing Bridge Notes, management used factors that are material to the valuation process, including but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As a number of assumptions and estimates were involved that are largely unobservable, loans held for investment, loan commitment asset and Corporate line of credit were classified as Level 3 inputs within the fair value hierarchy.
16. FAIR VALUE MEASUREMENTS
The Company’s financial instruments measured at fair value on a recurring basis are summarized below:

	December 31, 2022
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$248,826	$—	$248,826
Derivative assets, at fair value (1)	—	2,732	316	3,048
Bifurcated derivative	—	—	236,603	236,603
Total Assets	$—	$251,558	$236,919	$488,478

Derivative liabilities, at fair value (1)	$—	$—	$1,828	$1,828
Convertible preferred stock warrants (2)	—	—	3,096	3,096
Total Liabilities	$—	$—	$4,924	$4,924

	December 31, 2021
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$1,854,435	$—	$1,854,435
Derivative assets, at fair value (1)	—	812	8,484	9,296
Bifurcated derivative	—	—	—	—
Total Assets	$—	$1,855,247	$8,484	$1,863,731

Derivative liabilities, at fair value (1)	$—	$1,466	$916	$2,382
Convertible preferred stock warrants (2)	—	—	31,997	31,997
Total Liabilities	$—	$1,466	$32,913	$34,379
__________________
(1)As of December 31, 2022 and 2021, derivative assets and liabilities represent both IRLCs and forward sale commitments.
(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.
Specific valuation techniques and inputs used in determining the fair value of each significant class of assets and liabilities are as follows:
Mortgage Loans Held for Sale—The Company originates certain LHFS to be sold to loan purchasers and elected to carry these loans at fair value in accordance with ASC 825. The fair value is primarily based on the price obtained for other mortgage loans with similar characteristics. The changes in fair value of these assets are largely driven by changes in interest rates subsequent to loan funding and receipt of principal payments associated with the relevant LHFS.
Derivative Assets and Liabilities—The Company uses derivatives to manage various financial risks. The fair values of derivative instruments are determined based on quoted prices for similar assets and liabilities, dealer quotes, and internal pricing models that are primarily sensitive to market observable data. The Company utilizes IRLCs and forward sale commitments. The fair value of IRLCs, which are related to mortgage loan commitments, is based on quoted market prices, adjusted by the pull-through factor, and includes the value attributable to the net servicing fee. The Company evaluated the significance and unobservable nature of the pull-through factor and determined that the classification of IRLCs should be Level 3 as of December 31, 2022 and 2021. Significant changes in the pull-through factor of the IRLCs, in isolation, could result in significant changes in the IRLCs’ fair value measurement. The value of IRLCs also rises and falls with changes in interest rates; for example, entering into interest rate lock commitments at low interest rates followed by an increase in interest rates in the market, will decrease the value of IRLC. The Company had purchases/issuances of approximately $4.3 million and $50.7 million of IRLCs during the years ended December 31, 2022 and 2021, respectively.
The number of days from the date of the IRLC to expiration of the rate lock commitment outstanding as of December 31, 2022 and 2021 was approximately 60 days on average. The Company attempts to match the maturity date of the IRLCs with the forward commitments. Derivatives are presented in the consolidated balance sheets under derivative assets, at fair value and derivative liabilities, at fair value. During the year ended December 31, 2022, the Company recognized $9.1 million of losses and $187.3 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. During the year ended December 31, 2021, the Company recognized $32.4 million of losses and $95.4 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. Gains and losses related to changes in the fair value of IRLCs and forward sale commitments are included in mortgage platform revenue, net within the consolidated statements of operations and comprehensive loss. Unrealized activity related to changes in the fair value of forward sale commitments were $3.4 million of gains and $24.7 million of gains, included in the $187.3 million of gains and $95.4 million of gains, during the years ended December 31, 2022 and 2021, respectively. The notional and fair value of derivative financial instruments not designated as hedging instruments were as follows:

(Amounts in thousands)	Notional Value	Derivative Asset	Derivative Liability
Balance as of December 31, 2022
IRLCs	$225,372	$316	$1,828
Forward commitments	$422,000	2,732	—
Total		$3,048	$1,828
Balance as of December 31, 2021
IRLCs	$2,560,577	$8,484	$916
Forward commitments	$2,818,700	812	1,466
Total		$9,296	$2,382
Convertible Preferred Stock Warrants—The Company issued warrants to certain investors and to the Lender under its corporate line of credit (see Note 11). The Company obtains a fair value analysis from a third party to assist in determination of the fair value of warrants. The Company used the Black-Scholes option-pricing model to estimate the fair value of the warrants at the issuance date and as of December 31, 2022 and 2021, which is based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Significant changes in the unobservable inputs could result in significant changes in the fair value of the convertible preferred stock warrants. The warrant valuation was based on the intrinsic value of the Company’s underlying stock price and includes certain assumptions such as risk free rate, volatility rate, and expected term.
Bifurcated Derivative—The Company’s Pre-Closing Bridge Notes included embedded features that are separately accounted for and are marked to fair value at each reporting period with changes included in change in fair value of bifurcated derivative on the consolidated statements of operations and comprehensive loss. The Company obtains a fair value analysis from a third party to assist in determination of the fair value of the bifurcated derivative. In estimating the fair value of the bifurcated derivative, management considers factors management believes are material to the valuation process, including, but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As there is no active market for the Company’s equity, the fair value of the bifurcated derivative is based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Management believes the combination of these factors provides an appropriate estimate of the expected fair value and reflects the best estimate of the fair value of the bifurcated derivative.
As of December 31, 2022 and 2021, Level 3 instruments include IRLCs, bifurcated derivative, and convertible preferred stock warrants. The following table presents the rollforward of Level 3 IRLCs:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Balance at beginning of year	$7,568	$39,972
Change in fair value of IRLCs	(9,081)	(32,404)
Balance at end of year	$(1,513)	$7,568
The following table presents the rollforward of Level 3 bifurcated derivative:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Balance at beginning of year	$—	$—
Change in fair value of bifurcated derivative	236,603	—
Balance at end of year	$236,603	$—
The following table presents the rollforward of Level 3 convertible preferred stock warrants:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Balance at beginning of year	$31,997	$25,799
Issuances	—	—
Exercises	—	(26,592)
Change in fair value of convertible preferred stock warrants	(28,901)	32,790
Balance at end of year	$3,096	$31,997
Counterparty agreements for forward sale commitments contain master netting agreements, which contain a legal right to offset amounts due to and from the same counterparty and can be settled on a net basis. The table below presents gross amounts of recognized assets and liabilities subject to master netting agreements.

(Amounts in thousands)	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Net Amounts Presented in the Consolidated Balance Sheet
Offsetting of Forward Commitments - Assets
Balance as of:
December 31, 2022:	$3,263	$(531)	$2,732
December 31, 2021	$2,598	$(1,786)	$812
Offsetting of Forward Commitments - Liabilities
Balance as of:
December 31, 2022:	$—	$—	$—
December 31, 2021	$282	$(1,748)	$(1,466)
Significant Unobservable Inputs—The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	December 31, 2022
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	14.66% -96.57%	79.6%
Bifurcated derivative
Risk free rate	4.69%	4.69%
Expected term (years)	0.75	0.75
Fair value of new preferred or common stock	$10.63 - $19.05	$9.77
Convertible preferred stock warrants
Risk free rate	3.94%- 4.04%	4.00%
Volatility rate	40.4% - 123.8%	65.0%
Expected term (years)	4.24- 5.74	4.8
Fair value of common stock	$0.00 - $6.60	$1.60

	December 31, 2021
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	5.01% - 99.43%	83.5%
Convertible preferred stock warrants
Risk free rate	0.19% - 0.73%	0.27%
Volatility rate	32.8% - 120.3%	65.0%
Expected term (years)	0.5 - 2.0	0.7
Fair value of common stock	$6.80 - $29.42	$14.91
U.S. GAAP requires disclosure of fair value information about financial instruments, whether recognized or not recognized in the consolidated financial statements, for which it is practical to estimate the fair value. In cases where quoted market prices are not available, fair values are based upon the estimation of discount rates to estimated future cash flows using market yields or other valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimates of fair value in both inactive and orderly markets. Accordingly, fair values are not necessarily indicative of the amount the Company could realize on disposition of the financial instruments in a current market exchange. The use of market assumptions or estimation methodologies could have a material effect on the estimated fair value amounts.
The estimated fair value of the Company’s cash and cash equivalents, restricted cash, warehouse lines of credit, and escrow funds approximates their carrying values as these financial instruments are highly liquid or short-term in nature. The following table presents the carrying amounts and estimated fair value of financial instruments that are not recorded at fair value on a recurring or non-recurring basis:

		As of December 31,
		2022		2021
(Amounts in thousands)	Fair Value Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Loan commitment asset	Level 3	$16,119	$54,654	$121,723	$121,723
Pre-Closing Bridge Notes	Level 3	$750,000	$269,067	$477,333	$458,122
Corporate line of credit	Level 3	$144,403	$145,323	$149,022	$161,417
The corporate line of credit was valued using a Black Derman Toy model which incorporates the option to prepay given the make-whole premium as well as other inputs such as risk-free rates and credit spreads. In determining the fair value of the loan commitment asset and the Pre-Closing Bridge Notes, management uses factors that are material to the valuation process, including but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As a number of assumptions and estimates were involved that are largely unobservable, loan commitment asset and Pre-Closing Bridge Notes are classified as Level 3 inputs within the fair value hierarchy.